Cover Page	Nov. 05, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 05, 2026
Entity Registrant Name	Consolidated Edison, Inc
Entity Central Index Key	0001047862
Amendment Flag	false
Entity Incorporation, State or Country Code	NY
Entity File Number	1-14514
Entity Tax Identification Number	13-3965100
Entity Address, Address Line One	4 Irving Place,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	460-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
CECONY
Entity Information [Line Items]
Entity Registrant Name	Consolidated Edison Company of New York, Inc.
Entity Central Index Key	0000023632
Entity Incorporation, State or Country Code	NY
Entity File Number	1-01217
Entity Tax Identification Number	13-5009340
Entity Address, Address Line One	4 Irving Place,
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	212
Local Phone Number	460-4600